Vanguard® Intermediate-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Note/Bond	0.875%	6/30/26	207,092	188,583
United States Treasury Note/Bond	1.875%	6/30/26	92,847	87,131
United States Treasury Note/Bond	0.625%	7/31/26	204,295	183,866
United States Treasury Note/Bond	1.875%	7/31/26	95,383	89,362
United States Treasury Note/Bond	1.500%	8/15/26	228,376	211,176
United States Treasury Note/Bond	6.750%	8/15/26	12,424	13,391
United States Treasury Note/Bond	0.750%	8/31/26	240,535	216,895
United States Treasury Note/Bond	1.375%	8/31/26	69,127	63,640
United States Treasury Note/Bond	0.875%	9/30/26	213,133	192,785
United States Treasury Note/Bond	1.625%	9/30/26	72,430	67,145
United States Treasury Note/Bond	1.125%	10/31/26	213,902	194,651
United States Treasury Note/Bond	1.625%	10/31/26	92,895	85,986
United States Treasury Note/Bond	2.000%	11/15/26	249,389	233,607
United States Treasury Note/Bond	6.500%	11/15/26	17,033	18,358
United States Treasury Note/Bond	1.250%	11/30/26	233,576	213,029
United States Treasury Note/Bond	1.625%	11/30/26	88,572	81,860
United States Treasury Note/Bond	1.250%	12/31/26	226,578	206,398
United States Treasury Note/Bond	1.750%	12/31/26	94,179	87,351
United States Treasury Note/Bond	1.500%	1/31/27	305,411	280,119
United States Treasury Note/Bond	2.250%	2/15/27	181,963	171,472
United States Treasury Note/Bond	6.625%	2/15/27	11,083	12,067
United States Treasury Note/Bond	1.125%	2/28/27	57,532	51,977
United States Treasury Note/Bond	1.875%	2/28/27	210,366	195,377
United States Treasury Note/Bond	0.625%	3/31/27	90,390	79,910
United States Treasury Note/Bond	2.500%	3/31/27	202,125	191,987
United States Treasury Note/Bond	0.500%	4/30/27	143,214	125,648
United States Treasury Note/Bond	2.750%	4/30/27	198,153	189,793
United States Treasury Note/Bond	2.375%	5/15/27	221,519	209,197
United States Treasury Note/Bond	0.500%	5/31/27	142,714	124,875
United States Treasury Note/Bond	2.625%	5/31/27	191,554	182,545
United States Treasury Note/Bond	0.500%	6/30/27	165,016	144,028
United States Treasury Note/Bond	3.250%	6/30/27	199,510	194,647
United States Treasury Note/Bond	0.375%	7/31/27	173,546	150,307
United States Treasury Note/Bond	2.750%	7/31/27	186,085	178,002
United States Treasury Note/Bond	2.250%	8/15/27	178,654	167,488
United States Treasury Note/Bond	6.375%	8/15/27	14,653	16,013
United States Treasury Note/Bond	0.500%	8/31/27	149,574	129,989
United States Treasury Note/Bond	3.125%	8/31/27	178,741	173,518
United States Treasury Note/Bond	0.375%	9/30/27	190,474	164,224
United States Treasury Note/Bond	4.125%	9/30/27	169,336	171,003
United States Treasury Note/Bond	0.500%	10/31/27	187,716	162,316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.125%	10/31/27	149,251	150,790
United States Treasury Note/Bond	2.250%	11/15/27	179,200	167,664
United States Treasury Note/Bond	6.125%	11/15/27	29,917	32,633
United States Treasury Note/Bond	0.625%	11/30/27	200,530	174,054
United States Treasury Note/Bond	3.875%	11/30/27	172,671	172,941
United States Treasury Note/Bond	0.625%	12/31/27	213,086	184,519
United States Treasury Note/Bond	3.875%	12/31/27	169,921	170,213
United States Treasury Note/Bond	0.750%	1/31/28	245,480	213,529
United States Treasury Note/Bond	3.500%	1/31/28	139,858	137,979
United States Treasury Note/Bond	2.750%	2/15/28	232,861	222,200
United States Treasury Note/Bond	1.125%	2/29/28	230,114	203,399
United States Treasury Note/Bond	4.000%	2/29/28	171,550	173,105
United States Treasury Note/Bond	1.250%	3/31/28	224,021	198,854
United States Treasury Note/Bond	3.625%	3/31/28	146,658	145,558
United States Treasury Note/Bond	1.250%	4/30/28	246,647	218,591
United States Treasury Note/Bond	3.500%	4/30/28	94,257	93,049
United States Treasury Note/Bond	2.875%	5/15/28	255,694	245,027
United States Treasury Note/Bond	1.250%	5/31/28	264,667	234,189
United States Treasury Note/Bond	3.625%	5/31/28	185,429	184,386
United States Treasury Note/Bond	1.250%	6/30/28	228,121	201,459
United States Treasury Note/Bond	1.000%	7/31/28	242,119	210,606
United States Treasury Note/Bond	2.875%	8/15/28	258,033	246,825
United States Treasury Note/Bond	5.500%	8/15/28	33,543	36,074
United States Treasury Note/Bond	1.125%	8/31/28	248,327	217,092
United States Treasury Note/Bond	1.250%	9/30/28	256,232	224,964
United States Treasury Note/Bond	1.375%	10/31/28	243,918	215,334
United States Treasury Note/Bond	3.125%	11/15/28	237,369	229,580
United States Treasury Note/Bond	5.250%	11/15/28	31,012	33,096
United States Treasury Note/Bond	1.500%	11/30/28	242,142	214,863
United States Treasury Note/Bond	1.375%	12/31/28	217,790	191,723
United States Treasury Note/Bond	1.750%	1/31/29	215,116	192,999
United States Treasury Note/Bond	2.625%	2/15/29	238,170	224,029
United States Treasury Note/Bond	5.250%	2/15/29	17,200	18,404
United States Treasury Note/Bond	1.875%	2/28/29	214,408	193,503
United States Treasury Note/Bond	2.375%	3/31/29	188,321	174,609
United States Treasury Note/Bond	2.875%	4/30/29	175,233	166,937
United States Treasury Note/Bond	2.375%	5/15/29	211,651	196,042
United States Treasury Note/Bond	2.750%	5/31/29	166,536	157,507
United States Treasury Note/Bond	3.250%	6/30/29	171,632	166,858
United States Treasury Note/Bond	2.625%	7/31/29	162,508	152,478
United States Treasury Note/Bond	1.625%	8/15/29	169,690	150,255
United States Treasury Note/Bond	6.125%	8/15/29	16,095	18,137
United States Treasury Note/Bond	3.125%	8/31/29	148,357	143,165
United States Treasury Note/Bond	3.875%	9/30/29	148,832	149,809
United States Treasury Note/Bond	4.000%	10/31/29	138,841	140,793
United States Treasury Note/Bond	1.750%	11/15/29	130,619	116,373
United States Treasury Note/Bond	3.875%	11/30/29	150,083	151,162
United States Treasury Note/Bond	3.875%	12/31/29	141,409	142,514
United States Treasury Note/Bond	3.500%	1/31/30	144,899	142,907
United States Treasury Note/Bond	1.500%	2/15/30	207,125	180,328
United States Treasury Note/Bond	4.000%	2/28/30	158,393	160,917
United States Treasury Note/Bond	3.625%	3/31/30	138,794	138,057
United States Treasury Note/Bond	3.500%	4/30/30	104,029	102,712
United States Treasury Note/Bond	0.625%	5/15/30	319,376	259,593
United States Treasury Note/Bond	6.250%	5/15/30	25,638	29,548
United States Treasury Note/Bond	3.750%	5/31/30	160,363	160,864
United States Treasury Note/Bond	0.625%	8/15/30	418,635	338,571
United States Treasury Note/Bond	0.875%	11/15/30	431,709	354,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	2/15/31	379,901	317,514
	United States Treasury Note/Bond	5.375%	2/15/31	32,152	35,699
	United States Treasury Note/Bond	1.625%	5/15/31	413,803	356,776
	United States Treasury Note/Bond	1.250%	8/15/31	453,266	377,061
	United States Treasury Note/Bond	1.375%	11/15/31	450,027	376,194
	United States Treasury Note/Bond	1.875%	2/15/32	416,863	362,280
	United States Treasury Note/Bond	2.875%	5/15/32	418,022	393,333
	United States Treasury Note/Bond	2.750%	8/15/32	396,503	368,748
	United States Treasury Note/Bond	4.125%	11/15/32	398,037	412,777
	United States Treasury Note/Bond	3.500%	2/15/33	380,445	375,927
	United States Treasury Note/Bond	3.375%	5/15/33	145,330	142,219
Total U.S. Government and Agency Obligations (Cost $20,507,109)					19,288,557
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $78,969)	5.125%		789,805	78,965
Total Investments (99.7%) (Cost $20,586,078)					19,367,522
Other Assets and Liabilities—Net (0.3%)					53,510
Net Assets (100%)					19,421,032
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,288,557	—	19,288,557
Temporary Cash Investments	78,965	—	—	78,965
Total	78,965	19,288,557	—	19,367,522